Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing operations [member]
Statement [line items]
Inventories write-down	€ 8	€ 10	€ 23